Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		6 Months Ended				12 Months Ended
		Aug. 31, 2025		Aug. 31, 2024		Feb. 28, 2025		Feb. 29, 2024
Cash flows from operating activities:
Net income before tax		$ 54		$ 1,048		$ 1,071		$ 1,382
Adjustments to reconcile net income before tax to net cash provided by operating activities
Depreciation of property and equipment		107		104		511		469
(Gain) Loss on disposal of property and equipment						(1)		42
Change in operating assets and liabilities:
Accounts receivable		(356)		(421)		(375)		(967)
Accounts payable and accrued liabilities		597		45		911		46
Contract assets		(640)		(936)		(2,417)		1,183
Amounts due to related parties				(241)		(29)		172
Income tax payable		(69)		(78)		(349)		(126)
Net cash (used in) provided by operating activities		(307)		(479)		(678)		2,201
Cash flows from investing activities:
Purchase of property and equipment		(18)		(208)		(218)		(149)
Proceeds from disposal of property and equipment						9		55
Net cash used in investing activities		(18)		(208)		(209)		(94)
Cash flows from financing activities:
Proceed from bank borrowings		146		138
Repayment of bank borrowings						(202)		(1,211)
Repayment of lease liabilities		(40)		(46)		(397)		(237)
Payment of dividend						(225)		(149)
Net cash used in financing activities		106		92		(824)		(1,597)
Effect on exchange rate change on cash, cash equivalents and restricted cash		18		157		25
Net change in cash, cash equivalent and restricted cash		(201)		(438)		(1,686)		510
BEGINNING OF YEAR		457		2,143		2,143		1,633
END OF YEAR		256		1,705		457		2,143
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes		69		78		349		126
Cash paid for interest		52		46		90		88
RECONCILIATION TO AMOUNTS ON AUDITED CONSOLIDATED BALANCE SHEET:
Cash and cash equivalents		62		520		82		1,015
Restricted cash		194		1,185		375		1,128
Cash and cash equivalents and restricted cash		256		1,705		457		2,143
SUPPLEMENTAL NON-CASH ITEMS INFORMATION:
Payment of dividends	[1]							(1,000)
Loan from shareholder	[2]							1,000
Unpaid dividend		$ 948	[3]	$ 1,136	[3]	$ 948	[4]	$ 1,136	[4]

[1]	The payment of dividend to Mr. Ho is for the purpose of the shareholder loan to the Company to fund the expenses and costs of the initial public offering in a non-cash flow item.
[2]	The loan from shareholder from Mr. Ho is through the transfer from the dividend payable amount due to him as a non-cash flow item.
[3]	The Group declared dividends of approximately $0.9 million and approximately $1.1 million for the financial years ended February 28, 2025 and February 29, 2024.
[4]	The Group declared dividends of approximately $0.9 million and $1.1 million for the years ended February 28, 2025, and February 29, 2024, respectively.